Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Apr. 22, 2024 HKD ($)	Apr. 22, 2024 USD ($)	Jan. 01, 2020 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 8,148,021			$ 14,646,008	$ 1,885,501
Impairment for inventories	$ 23,585	$ 3,036	68,536
Right-of-use assets	42,491,805		23,884,854		$ 5,470,320			$ 541,625
Operating lease liabilities	$ 3,890,482		$ 708,829		$ 500,854			$ 541,625
Value added tax rate	20.00%	20.00%	20.00%	20.00%
Reportable segment	1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate, translation	1				1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate, translation	7.7677				7.7677